SCIOTO INVESTMENT COMPANY
C/O 4561 LANES END ST., COLUMBUS, OHIO 43220

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS:

The accompanying Scioto Investment Company unaudited condensed financial statements for the six month periods ended June 30, 1998, 1997 and 1996 have been compiled by management in accordance with the instructions for interim financial reporting of the Securities and Exchange Commission and do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. These compilations should be read in conjunction with the Company's annual audited financial statements and the notes thereto included in the previously released Annual Reports to Shareholders and the Securities and Exchange Commission for the years ended December 31, 1997, 1996 and 1995.

In the opinion of management, all adjustments, consisting of normal recurring accruals, considered necessary for a fair presentation of the financial information have been included in the accompanying firiancial statements. A summary of the portfolio positions as of June 30, 1998 and a summary of the Annual Meeting of Shareholders are attached hereto as pages 3-5. A schedule of investments as of December 31, 1997 was included in the Company's Annual Report for 1997. Net investment income per share for the six month periods ended June 30, 1998, 1997 and 1996 was $0.242, $0.256 and $0.267 respectively.


                                        Respectfully submitted,

                                        SCIOTO INVESTMENT COMPANY

                                        Stephen Kellough, Chairman and President

                        UNAUDITED CONDENSED STATEMENTS OF ASSETS AND LIABILITIES
                                                                               JUNE 30
                                                                  ----------------------------------
                                                                  1998           1997           1996
                                                                  ----           ----           ----
ASSETS:
         Investments in tax exempt bonds, at quoted market
         values (amortized cost: 1998, $7,511,436;
         1997, $7,468,901; 1996, $6,711,366)                   $7,530,198     $7,468,729     $6,699,363
         Cash and cash equivalents                                 60,876        102,663      1,143,955
         Accrued interest receivable                               50,222         46,094         37,489
         Prepaid expenses                                             283            283            283
                                                               ----------     ----------     ----------
TOTAL ASSETS                                                    7,641,579      7,617,769      7,881,090
                                                               ----------     ----------     ----------
LIABILITIES:
         Payable for investment purchased                               0              0        260,343
         Accrued professional and transfer agent fees              14,427         18,921         19,913
                                                               ----------     ----------     ----------
TOTAL LIABILITIES                                                  14,427         18,921        280,256
                                                               ----------     ----------     ----------
NET ASSETS (net asset value per common share,
         based upon 447,950 common shares outstanding:
         1998, $17.03; 1997, $16.96; 1996, $16.97)             $7,627,152     $7,598,848     $7,600,834
                                                               ----------     ----------     ----------
                                                               ----------     ----------     ----------

SCIOTO INVESTMENT COMPANY
C/O 4561 LANES END ST., COLUMBUS, OHIO 43220

                           UNAUDITED CONDENSED STATEMENTS OF OPERATIONS
                                                              FOR THE SIX MONTHS ENDED JUNE 30
                                                              --------------------------------
                                                              1998          1997          1996
                                                              ----          ----          ----
INVESTMENT INCOME - Nontaxable interest income,
         net of bond premium amortization and discount
         accretion of $12,731 in 1998; $15,439 in 1997;
         and $10,957 in 1996                                $151,291      $156,841      $160,057
                                                            --------      --------      --------
OPERATING EXPENSES:
         Professional services                                34,670        34,551        29,731
         Directors' fees                                       5,000         4,500         4,500
         Other expenses                                        3,005         3,122         6,121

                                                            --------      --------      --------
TOTAL OPERATING EXPENSES                                      42,675        42,173        40,352
                                                            --------      --------      --------
NET INVESTMENT INCOME                                        108,616       114,668       119,705

NET LOSS ON INVESTMENTS:
         Unrealized depreciation of investments                 (754)      (20,856)      (55,165)
                                                            --------      --------      --------
NET INCREASE IN NET ASSETS RESULTING
         FROM OPERATIONS                                    $107,862      $ 93,812      $ 64,540
                                                            --------      --------      --------
                                                            --------      --------      --------

                         UNAUDITED CONDENSED STATEMENTS OF CHANGES IN NET ASSETS
                                                              FOR THE SIX MONTHS ENDED JUNE 30
                                                              --------------------------------
                                                            1998            1997            1996
                                                            ----            ----            ----
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
         Net investment income                           $  108,616      $  114,668      $  119,705
         Unrealized depreciation of investments                (754)        (20,856)        (55,165)
                                                         ----------      ----------      ----------
NET INCREASE IN NET ASSETS RESULTING
         FROM OPERATIONS                                    107,862          93,812          64,540

DIVIDENDS TO SHAREHOLDERS FROM NET
         INVESTMENT INCOME                                  111,988         125,426         116,467
                                                         ----------      ----------      ----------
NET DECREASE IN NET ASSETS                                   (4,126)        (31,614)        (51,927)

NET ASSETS, BEGINNING OF PERIOD                           7,631,278       7,630,462       7,652,761
                                                         ----------      ----------      ----------
NET ASSETS, END OF PERIOD, including
         undistributed net investment income of
         $183,749, $174,414 and $188,385 respectively    $7,627,152      $7,598,848      $7,600,834
                                                         ----------      ----------      ----------
                                                         ----------      ----------      ----------

                                                    SCIOTO INVESTMENT COMPANY

                                     FIFTH THIRD/THE OHIO COMPANY ACCOUNT PORTFOLIO SUMMARY
                                                                          CURRENT      MARKET         EST. ANNUAL        EST
SYMBOL           QUANTITY    DESCRIPTION                                   PRICE        VALUE           INCOME           YLO

                             BONDS - MUNICIPAL

OHI010086CQ7      200,000    AKRON OHIO SWR SYS REV                        99.871     199,742.00        8,000.00          4.00
                             BOOK ENTRY ONLY FGIC
                             4% 12/01/01
OHI0672038VO      300,000    BARBERTON OHIO CITY SCH DIST                 100.381     301,143.00       13,050.00          4.33
                             BOOK ENTRY ONLY FGIC
                             4.35% 11/01/04
OHIO89707FV)      100,000    BIG WALNUT OHIO LOC SCH DIST D               100.350     100,350.00        4,000.00          3.98
                             BOOK ENTRY ONLY AMBAC          BNKQL
                             4% 12/01/99
OHIO89707FXG      100,000    BIG WALNUT OHIO LOC SCH DIST F               100.569     100,569.00        4,200.00          4.17
                             BOOK ENTRY ONLY AMSAC          BNKQL
                             4.2% 12/01/01
OHIO138429FA8     115,000    CANTON OHIO                                  100.617     115,709.55        5,750.00          4.96
                             BOOK ENTRY ONLY AMBAC
                             5% 12/01/98
CLOH4.85%00       300,000    CLERMONT CNTY OHIO HOSP FACS R               101.836     305,508.00       14,550.00          4.76
                             MERCY HELATH SYS SER B AMBAC R
                             4.85% 09/01/00
COOH4.55%99       300,000    COLUMBUS OHIO RFDG SER C BOOK                101.071     303,213.00       13,650.00          4.50
                             ONLY LT NON CALLABLE
                             4.55% 09/15/99
COOH4.50%98       300,000    COLUMBUS OHIO CITY SCH DIST RF               100.384  301,152,00          13,350.00          4.43
                             BOOK ENTRY ONLY N/C
                             4.45% 12/01/98
OHI199521AW5      200,000    COLUMBUS OHIO MUN ARPT AUTH RE               100.690     201,380.00        9,000.00          4.46
                             BOOK ENTRY ONLY AMBAC
                             4.5% 01/01/03
CHOH4.10%98       300,000    CUYAHOGA CNTY OHIO BOOK ENTRY                100.211     300,633.00       12,300.00          4.09
                             LT N/C
                             4,1% 11/15/98
OHI263715EH3      200,000    DUBLIN OHIO LOC SCH DIST                     107.211     214,422.00       14,250.00          6.64
                             REGISTERED
                             7.125% 12/01/00
OHI2637IGBE9      150,000    DUBLIN OHIO CITY SCH DIST                    103.052     154,578.00        7,875.00          5.09
                             BOOK ENTRY ONLY AMBAC
                             5.25% 12/01/00
OH1317765BG9      125,000    FINDLAY OHIO WTR REV                         100.906     126,132.50        5,500.00          4.36
                             SOCK ENTRY ONLY MBIA
                             4.4% 11/01/99
HMOHG.40%05       125,000    HAMILTON CNTY OHIO SWR SYS REV               108.245     135,306.25        8,000.00          5.91
                             RFOG SER A REG O.I.D. REOF 097
                             6.4% 12/01/05
OHI407837AZG      200,000    HAMILTON OHIO WASTEWTR SYS REV               100.104     200,208.00        8,600.00          4.29
                             BOOK ENTRY ONLY
                             4.3% 10/15/04
OHI43162lEJ6      400,000    HILLIARD OHIO SCH DIST                       100.151     400,604.00       15,600.00          3.89
                             BOOK ENTRY ONLY FGIC
                             3.9% 12/01/98

                                                    SCIOTO INVESTMENT COMPANY

                                     FIFTH THIRD/THE OHIO COMPANY ACCOUNT PORTFOLIO SUMMARY
                                                                          CURRENT      MARKET         EST. ANNUAL        EST
SYMBOL           QUANTITY    DESCRIPTION                                   PRICE        VALUE           INCOME           YLO

HIOH4%99          300,000    HILLIARD OHIO SCH DIST SER A F               100.377     301,131.00       12,000.00          3.98
                             BOOK ENTRY ONLY UT
                             4% 12/01/99
OH1531150CR9      100,000    LIBERTY OHIO LOC SCH DIST                    100.526     100,526.00        4,150.00          4.12
                             BOOK ENTRY ONLY FGIC
                             4.15% 12/01/00
OH1567796AB3      100,000    MARIETTA OHIO WTR REV                        100.320     100,320.00        4,300.00          4.28
                             BOOK ENTRY ONLY AMBAC     BNKQL
                             4.3% 12/01/98
OH1613478CE4      200,000    MONTGOMERY CNTY OHIO                         100.743     201,486.00       10,600.00          5.26
                             REGISTERED
                             5.3% 12/01/98
OHI613551AC4      100,000    MONTGOMERY CNTY OHIO SOLID WAS               100.189     100,189.00        4,100.00          4.09
                             BOOK ENTRY ONLY MBIA
                             4.1% 11/01/98
OHI630684CP1      100,000    NAPOLEON OHIO CITY SCH DIST                  100.G87     100,687.00        4,150.00          4.12
                             BOOK ENTRY ONLY AMBAC     BNKOL
                             4.15% 12/01/00
OHI67755ACV3      700,000    OHIO ST BLDG AUTH                            100.111     700,777.00       28,000.00          3.99
                             BOOK ENTRY ONLY
                             4% 10/01/98
OH185022KAVZ      300,000    SPRINGBORO OHIO CMNTY CITY SCH               100.109     300,327.00       11,400.00          3.79
                             BOOK ENTRY ONLY AMBAC
                             3. 8% 12/01/98
OHI851188DH2      250,000    SPRINGFIELD OHIO LOC SCH DIST                101.090     252,725.00       15,312.50          6.05
                             REGISTERED      BNKQL
                             6.125% 12/01/98
OHI889278AC1      300,000    TOLEDO OHIO                                  100.448     301,344.00       12,300.00          4.08
                             BOOK ENTRY ONLY FGIC
                             4.1% 12/01/99
OHI889396HD2      200,000    TOLEDO OHIO WTRWKS REV                       100.268     200,536.00        8,500.00          4.23
                             BOOK ENTRY ONLY FGIC
                             4. 25% 11/15/98
OH1914116CS5      400,000    UNIVERSITY CINCINNATI OHIO CTF                99.934     399,736.00       17,600.00          4.40
                             BOOK ENTRY ONLY MBIA
                             4. 4% 12/01/05
OHI915506HQ5      600,000    UPPER ARLINGTON OHIO CITY SCH                100.109     600,654.00       22,800.00          3.79
                             BOOK ENTRY ONLY MBIA
                             3.8% 12/01/98
OH1960028JS8      200,000    WESTERVILLE OHIO CITY SCH DIST               100.299     200,598.00        8,500.00          4.23
                             BOOK ENTRY ONLY FGIC
                             4.25% 12/01/98
OHI987643QZ9      200,000    YOUNGSTOWN OHIO                              104.256     208,512.00       14,000.00          6.71
                             REGISTERED
                             7% 12/01/99

                  ---------                                                         ----------
                  $7,465,00                                                         $7,530,198
                  ---------                                                         ----------
                  ---------                                                         ----------

                            SCIOTO INVESTMENT COMPANY

                    SUMMARY OF ANNUAL MEETING OF SHAREHOLDERS

         The Company held its 1998 Annual Meeting of Shareholders June 3, 1998. At the meeting, shareholders present in person and by proxy were as follows: of the 108,800 Class A common shares outstanding (one vote per share), a total of 67,660 were represented; and of the 339,150 Class B common shares outstanding (ten votes per share), 284,050 were represented; therefore, 351,710 of the common shares representing approximately 83.1% of the total voting power of the Company were represented at the meeting.

         A resolution fixing the number of Directors at six passed with 2,908,160 votes FOR, 0 votes AGAINST and 0 votes ABSTAINING.

         The following persons were elected as members of the Company's Board of Directors to serve until the annual meeting following their election or until their successors are duly elected and qualified. Each person received the number of votes FOR, votes WITHHELD and votes NOT CAST as indicated below.

                  Name             Votes For   Votes Withheld   Votes Not Cast
          Stephen Kellough         2,907,910          0               250
          Marilyn Brown Kellough   2,907,910          0               250
          Donald C. Fanta          2,907,910          0               250
          Arthur D. Herrmann       2,907,910          0               250
          John Josephson           2,907,910          0               250
          Kent K. Rinker           2,907,910          0               250

         A resolution to ratify the selection of Deloitte & Touche LLP as the independent accountants for Scioto Investment Company for the 1998 year passed with 2,908,150 votes FOR, 0 votes AGAINST and 10 votes to ABSTAIN.